Income Taxes - Summary of Income (Loss) Before Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income loss Before Income Tax [Line Items]
US					$ 89,416	$ 62,706
Korea					(14,199)	(12,839)
Income before income tax	$ 21,259	$ 24,135	$ 47,366	$ 40,623	$ 75,217	$ 49,867